Receivables	6 Months Ended
Jun. 30, 2023
Receivables [Abstract]
RECEIVABLES
5.	RECEIVABLES

As of June 30, 2023, accounts receivable consists of customer receivables of $1,093 (net an allowance for doubtful accounts of $300) and GST receivable of $20,293. As of December 31, 2022, accounts receivable consists of customer receivables of $46,592 (net an allowance for doubtful accounts of $6,100) and GST receivable of $14,157.